Loan Payable Under Credit Agreement	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Loans Payable to Shareholder/Loan Payable Under Credit Agreement [Abstract]
LOAN PAYABLE UNDER CREDIT AGREEMENT

6. LOAN PAYABLE UNDER CREDIT AGREEMENT

On March 6, 2015, FlexShopper entered into a credit agreement (as amended from time-to-time and including the Fee Letter (as defined therein), the “Credit Agreement”) with Wells Fargo Bank, National Association as paying agent, various lenders from time to time party thereto and WE 2014-1, LLC as administrative agent and lender (the “Lender”). FlexShopper is permitted to borrow funds under the Credit Agreement based on FlexShopper’s cash on hand and the Amortized Order Value of its Eligible Leases (as such terms are defined in the Credit Agreement) less certain deductions described in the Credit Agreement. Under the terms of the Credit Agreement, subject to the satisfaction of certain conditions, FlexShopper may borrow up to $25,000,000 from the Lender for a term of two years from the date of the Credit Agreement (which term has since been extended, as described below). The Lender receives security interests in certain leases as collateral under the Credit Agreement.

The Credit Agreement provides that FlexShopper may not incur additional indebtedness (other than expressly permitted indebtedness) without the permission of the Lender and also prohibits dividends on common stock. The Credit Agreement includes customary events of default, including, among others, failures to make payment of principal and interest, breaches or defaults under the terms of the Credit Agreement and related agreements entered into with the Lender, breaches of representations, warranties or certifications made by or on behalf of FlexShopper in the Credit Agreement and related documents (including certain financial and expense covenants), deficiencies in the borrowing base, certain judgments against FlexShopper and bankruptcy events.

On January 27, 2017, FlexShopper entered into a fifth amendment to the Credit Agreement (the “Omnibus Amendment”). The Omnibus Amendment amended the Credit Agreement to, among other things, (1) extend the date after which the Company may no longer borrow additional funds (the “Commitment Termination Date”) from May 6, 2017 to April 1, 2018 (with a one-time right of extension by the Lender up to August 31, 2018 that was exercised by the Lender on January 9, 2018), (2) require the Company to refinance the debt under the Credit Agreement upon a Permitted Change of Control (as defined in the Credit Agreement), subject to the payment of an early termination fee, (3) reduce the interest rate charged on amounts borrowed to be LIBOR plus 14% per annum and reduce the non-usage fee on undrawn amounts if the facility is less than 75% drawn on average, and (4) modify certain permitted debt and financial covenants. These modified covenants consist of a reduction of Equity Book Value to be not less than the sum of $6 million and 20% of any additional equity capital invested into the Company after December 31, 2016; maintaining at least $1.5 million in Unrestricted Cash; and the ratio of Consolidated Total Debt to Equity Book Value not exceeding 4.75:1. The date upon which we must repay all remaining amounts owing under the Credit Agreement (the “Commitment Maturity Date”) is one year after the Commitment Termination Date.

On April 3, 2018, FlexShopper entered into a sixth amendment to the Credit Agreement (the “Sixth Amendment”). The Sixth Amendment amended the Credit Agreement to increase advance rates, thus providing additional borrowing capacity under the Credit Agreement. The Sixth Amendment also provided for 175,000 warrants with an exercise price of $0.01 to be issued to the Lender, which warrants were exercised by the Lender on May 23, 2018. The warrants were accounted for at fair value based on the date of issuance. The portion of the proceeds allocated to the warrants was accounted for as paid-in capital with a corresponding discount to the loan payable which was amortized over the remaining life of the agreement.

Principal payable within twelve months of the balance sheet date based on the outstanding loan balance at such date is reflected as a current liability in the accompanying balance sheets. Interest expense incurred under the Credit Agreement amounted to $716,272 and $1,414,224 for the three and six months ended June 30, 2018, respectively, and $432,899 and $870,486 for the three and six months ended June 30, 2017, respectively. As of June 30, 2018, the outstanding balance under the Credit Agreement was $16,201,472. Such amount is presented in the consolidated balance sheet net of unamortized issuance costs of $490,065. The Company repaid $565,852 in the second quarter of 2018. Interest is payable monthly on the outstanding balance of the amounts borrowed.

On July 31, 2018 and August 29, 2018, FlexShopper entered into seventh and eighth amendments to the Credit Agreement, respectively (see Note 11).

5. LOAN PAYABLE UNDER CREDIT AGREEMENT

On March 6, 2015, FlexShopper entered into a credit agreement (as amended from time to time, and including the Fee Letter (as defined therein), the “Credit Agreement”) with Wells Fargo Bank, National Association as paying agent, various lenders from time to time party thereto and WE 2014-1, LLC as administrative agent and lender (the “Lender”). FlexShopper is permitted to borrow funds under the Credit Agreement based on FlexShopper’s cash on hand and the Amortized Order Value of its Eligible Leases (as such terms are defined in the Credit Agreement) less certain deductions described in the Credit Agreement. Under the terms of the Credit Agreement, subject to the satisfaction of certain conditions, FlexShopper may borrow up to $25,000,000 from the Lender for a term of two years from the date of the Credit Agreement (which term has since been extended, as described below).

The Credit Agreement provides that FlexShopper may not incur additional indebtedness (other than expressly permitted indebtedness) without the permission of the Lender and also prohibits dividends on common stock. The Credit Agreement includes customary events of default, including, among others, failures to make payment of principal and interest, breaches or defaults under the terms of the Credit Agreement and related agreements entered into with the Lender, breaches of representations, warranties or certifications made by or on behalf of FlexShopper in the Credit Agreement and related documents (including certain financial and expense covenants), deficiencies in the borrowing base, certain judgments against FlexShopper and bankruptcy events.

On January 27, 2017, FlexShopper entered into a fifth amendment to the Credit Agreement (the “Omnibus Amendment”). The Omnibus Amendment amended the Credit Agreement to, among other things, (1) extend the Commitment Termination Date from May 6, 2017 to April 1, 2018 (with a one-time right of extension by the lenders up to August 31, 2018), (2) require the Company to refinance the debt under the Credit Agreement upon a Permitted Change of Control (as defined in the Credit Agreement), subject to the payment of an early termination fee, (3) reduce the interest rate charged on amounts borrowed to be LIBOR plus 14% per annum and reduce the non-usage fee on undrawn amounts if the facility is less than 75% drawn on average, and (4) modify certain permitted debt and financial covenants. These modified covenants consist of a reduction of Equity Book Value to not be less than the sum of $6 million and 20% of any additional equity capital invested into the Company after December 31, 2016; maintaining at least $1.5 million in Unrestricted Cash; and the ratio of Consolidated Total Debt to Equity Book Value not exceeding 4.75:1. The Company was in compliance with its covenants as of December 31, 2017. The Company had $1,061,000 available under the Credit Agreement as of December 31, 2017.

Principal payable within twelve months of the balance sheet date based on the outstanding loan balance at such date is reflected as a current liability in the accompanying balance sheets. Interest expense incurred under the Credit Agreement for the years ended December 31, 2017 and 2016 was $1,694,096 and $1,422,630, respectively. As of December 31, 2017, the outstanding balance under the Credit Agreement was $18,950,000. The Company repaid $788,208 in the second quarter of 2017 as a result of a pay down of the seasonal over advance from 2016. The Company repaid $1,500,000 in the third quarter of 2017 as a result of lower quarter over quarter lease origination, and $4,172,174 in 2016, resulting primarily from the repayment of the Bridge Loan Amount upon the Equity Raise. Interest is payable monthly on the outstanding balance of the amounts borrowed.

See Note 11 for subsequent events related to the Credit Agreement.